License and Collaboration Agreements (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
License and Collaboration Agreements [Line Items]
Accounts receivable			$ 53
Percentage of reimbursement		60.00%
Milestone payments		$ 11,100
Original celltrion agreement		87.50%
Amended celltrion agreement		250.00%
Research and development services				$ 64
Performance obligation		$ 0	64
Intellectual Property [Member]
License and Collaboration Agreements [Line Items]
Research and development services		1,936
Maximum [Member]
License and Collaboration Agreements [Line Items]
Royalties amount		$ 30
Amended celltrion agreement		50.00%
Minimum [Member]
License and Collaboration Agreements [Line Items]
Royalties amount		$ 20
Amended celltrion agreement		25.00%
ABI [Member]
License and Collaboration Agreements [Line Items]
Milestone payments		$ 485,000
ABP-100 Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Royalty payment
First Milestone [Member]
License and Collaboration Agreements [Line Items]
Milestone payments	$ 2,000	2,000
Research and Development Expense [Member]
License and Collaboration Agreements [Line Items]
Royalties amount		25	25
Milestone payments		70,000
Research and Development Expense [Member] | Maximum [Member]
License and Collaboration Agreements [Line Items]
Royalties amount		498,000
Research and Development Expense [Member] | Minimum [Member]
License and Collaboration Agreements [Line Items]
Royalties amount		0	20
NJCTTQ Collaboration Agreement [Member]
License and Collaboration Agreements [Line Items]
Aggregate non-refundable payments		5,000
Royalties amount		5,000
NJCTTQ Collaboration Agreement [Member] | Maximum [Member]
License and Collaboration Agreements [Line Items]
Aggregate non-refundable payments		405,000
ABP-100 Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Guaranteed annual minimum royalties		30
Royalty payment			$ 23
ABP-201 Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Milestone payments		$ 56,500
Celltrion Collaboration and License Agreement [Member]
License and Collaboration Agreements [Line Items]
Percentage of reimbursement		50.00%
Milestone payments		$ 1,750,000
Original celltrion agreement		10,000
Celltrion Collaboration and License Agreement [Member] | Research and Development Expense [Member]
License and Collaboration Agreements [Line Items]
Original celltrion agreement		$ 6,000